UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------


                          INSTITUTIONAL FIDUCIARY TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                           -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/08
                          ---------

     ITEM 1. REPORTS TO STOCKHOLDERS.



                                   (GRAPHIC)

DECEMBER 31, 2008

SEMIANNUAL REPORT

                                  FRANKLIN CASH
                                  RESERVES FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Contents

SEMIANNUAL REPORT

Franklin Cash Reserves Fund ....    1
Performance Summary ............    3
Your Fund's Expenses ...........    4
Financial Highlights and
   Statement of Investments ....    6
Financial Statements ...........    8
Notes to Financial Statements ..   11
The Money Market Portfolios ....   15
Shareholder Information ........   25

Semiannual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with preservation of shareholder's capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Cash Reserves Fund covers the period ended December 31, 2008.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day annualized yield fell from 1.69% on June 30, 2008, to 0.17% on December 31, 2008.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, economic conditions deteriorated. The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                             Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/08

                                      % OF TOTAL
                                      NET ASSETS
                                      ----------
Commercial Paper                         40.8%
U.S. Government & Agency Securities      25.0%
Repurchase Agreements                    21.0%
Certificates of Deposit                   9.3%
Short-Term Investments &
   Other Net Assets                       3.9%

The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue-chip banks and financial institutions roiled equity markets. Despite government interventions and massive emergency funding, the nation's economic troubles were exacerbated as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices continued to fall. Jobless claims mounted and the unemployment rate rose to 7.2% by period-end.(1) Economic growth, as measured by gross domestic product (GDP), fell in the third and fourth quarters at annualized rates of 0.5% and an estimated 3.8%, reflecting a broad-based contraction in consumer spending, falling corporate profits and slowing export growth.

Oil prices soared to a record high in July, rising above $145 per barrel, before dramatically retreating to $45 by period-end. Many other commodities such as agricultural products and precious and base metals followed similar trends. Partially as a result of the steep price corrections, inflation declined significantly late in the review period, and December's inflation rate was an annualized 0.1%.(1) Core inflation, which excludes food and energy costs, rose at a 1.8% annual rate; this level was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.7%.(2)

A slowing economy and decelerating inflation prompted policymakers to further lower interest rates and enact stimulus plans. During the six months under review, the Fed lowered the federal funds target rate to a range of 0% to 0.25% from 2.00% at the start of the reporting period. The Fed and U.S. Treasury Department also introduced new programs such as the Primary Dealer Credit Facility (PDCF) and the Troubled Asset Relief Program (TARP), which were intended to stimulate market liquidity.

Volatility remained high throughout the reporting period but intensified in September as stocks fluctuated wildly, Treasury prices soared and yields across the maturity spectrum plummeted. Investors drove the yield on the three-month Treasury bill to a multi-decade low, and LIBOR (London InterBank Offered Rate) rates, which banks charge one another for loans, jumped to record highs. Fixed income spreads were generally wide relative to Treasury yields over the period due to heightened market turbulence and risk aversion. The yield curve steepened and the spread between the two-year Treasury yield and the 10-year Treasury yield increased to 149 basis points (100 basis points equal one percentage point) at the end of December from 136 basis points at the beginning of the

(1.) Source: Bureau of Labor Statistics.

(2.) Source: Bureau of Economic Analysis.


                             2 | Semiannual Report
reporting period. The two-year Treasury bill yield fell from 2.63% to 0.76% over the six-month period. Over the same period, the 10-year U.S. Treasury note yield fell from 3.99% to 2.25%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2008, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) These do not indicate ratings of the Fund.

PERFORMANCE SUMMARY
SYMBOL: INRXX
12/31/08

Seven-day annualized yield            0.17%
Total annual operating expenses(1)
   Without waiver                     0.92%
   With waiver                        0.86%

The administrator has contractually agreed, as of 11/1/08, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, if any, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury guarantee program fees) until 10/31/09.

(1.) Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized yield is for the seven-day period ended 12/31/08. The Fund's average weighted maturity was 49 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                             Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/08     VALUE 12/31/08   PERIOD* 7/1/08-12/31/08
                                           -----------------   --------------   -----------------------
Actual                                           $1,000          $1,006.00               $4.30
Hypothetical (5% return before expenses)         $1,000          $1,020.92               $4.33

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waiver, of 0.85%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                         SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                        DECEMBER 31, 2008   ----------------------------------------------------
                                                           (UNAUDITED)        2008       2007       2006       2005       2004
                                                        -----------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             --------       --------   --------   --------   --------   --------
Income from investment operations - net investment
   income ...........................................           0.006          0.034      0.045      0.034      0.013      0.002
Less distributions from net investment income .......          (0.006)        (0.034)    (0.045)    (0.034)    (0.013)    (0.002)
                                                             --------       --------   --------   --------   --------   --------
Net asset value, end of period ......................        $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             ========       ========   ========   ========   ========   ========
Total return(a) .....................................            0.60%          3.45%      4.56%      3.49%      1.36%      0.21%
RATIOS TO AVERAGE NET ASSETS(b)
Expenses before waiver and payments by
   affiliates(c) ....................................            0.91%          0.87%      0.87%      0.84%      0.98%      1.06%
Expenses net of waiver and payments by
   affiliates(c) ....................................            0.85%          0.81%      0.85%      0.81%      0.85%      0.85%
Net investment income ...............................            1.16%          3.36%      4.48%      3.35%      1.34%      0.23%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................        $161,693       $150,390   $141,685   $142,192   $190,179   $196,808

(a)  Total return is not annualized for periods less than one year.

(b)  Ratios are annualized for periods less than one year.

(c) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                             6 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

    FRANKLIN CASH RESERVES FUND                      SHARES         VALUE
    ---------------------------                   -----------   -------------
    MUTUAL FUNDS (COST $161,770,372) 100.0%
(a) The Money Market Portfolio, 0.81% .........   161,770,372   $161,770,372
    OTHER ASSETS, LESS LIABILITIES (0.0)%(b) ..                      (77,467)
                                                                ------------
    NET ASSETS 100.0% .........................                 $161,692,905
                                                                ============

(a)  The rate shown is the annualized seven-day yield at period end.

(b)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

                                                                    FRANKLIN
                                                                  CASH RESERVES
                                                                      FUND
                                                                  -------------
Assets:
   Investment in Portfolio, at value and cost .................    $161,770,372
   Receivables from capital shares sold .......................         317,808
   Prepaid expense (Note 5) ...................................          20,725
                                                                   ------------
         Total assets .........................................     162,108,905
                                                                   ------------
Liabilities:
   Payables:
      Capital shares redeemed .................................         177,643
      Affiliates ..............................................         107,314
      Distributions to shareholders ...........................          18,100
      Unaffiliated transfer agent fees ........................          97,691
   Accrued expenses and other liabilities .....................          15,252
                                                                   ------------
         Total liabilities ....................................         416,000
                                                                   ------------
            Net assets, at value ..............................    $161,692,905
                                                                   ============
Net assets consist of paid-in capital .........................    $161,692,905
                                                                   ============
Shares outstanding ............................................     161,692,905
                                                                   ============
Net asset value per share .....................................    $       1.00
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


                             8 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2008 (unaudited)

                                                                    FRANKLIN
                                                                  CASH RESERVES
                                                                      FUND
                                                                  -------------
Investment income:
   Dividends from Portfolio ...................................    $1,462,492
                                                                   ----------
Expenses:
   Administrative fees (Note 3a) ..............................       197,788
   Distribution fees (Note 3b) ................................       172,586
   Transfer agent fees (Note 3c) ..............................       169,865
   Reports to shareholders ....................................         4,045
   Registration and filing fees ...............................        11,770
   Professional fees ..........................................        14,046
   Trustees' fees and expenses ................................         1,496
   Temporary Guarantee Program fee (Note 5) ...................        17,559
   Other ......................................................         3,202
                                                                   ----------
      Total expenses ..........................................       592,357
      Expenses waived/paid by affiliates (Note 3d) ............       (50,809)
                                                                   ----------
         Net expenses .........................................       541,548
                                                                   ----------
            Net investment income .............................       920,944
                                                                   ----------
Net increase (decrease) in net assets resulting from
   operations .................................................    $  920,944
                                                                   ==========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FRANKLIN CASH RESERVES FUND
                                                                 ---------------------------------
                                                                  SIX MONTHS ENDED
                                                                 DECEMBER 31, 2008     YEAR ENDED
                                                                    (UNAUDITED)      JUNE 30, 2008
                                                                 -----------------   -------------
Increase (decrease) in net assets:
   Net investment income from operations .....................     $    920,944      $  4,911,764
   Distributions to shareholders from net investment income ..         (920,944)       (4,911,764)
   Capital share transactions (Note 2) .......................       11,303,038         8,705,308
                                                                   ------------      ------------
      Net increase (decrease) in net assets ..................       11,303,038         8,705,308
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period .......................................      150,389,867       141,684,559
                                                                   ============      ============
   End of period .............................................     $161,692,905      $150,389,867
                                                                   ============      ============

   The accompanying notes are an integral part of these financial statements.


                             10 | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Franklin Cash Reserves Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At December 31, 2008, the Fund owned 1.76% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             Semiannual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                      SIX MONTHS ENDED     YEAR ENDED
                                                     DECEMBER 31, 2008   JUNE 30, 2008
                                                     -----------------   -------------
Shares sold ......................................     $ 54,873,236      $ 94,248,471
Shares issued in reinvestment of distributions ...          921,205         4,898,965
Shares redeemed ..................................      (44,491,403)      (90,442,128)
                                                       ------------      ------------
Net increase (decrease) ..........................     $ 11,303,038      $  8,705,308
                                                       ============      ============


                             12 | Semiannual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

For the period ended December 31, 2008, the Fund paid transfer agent fees of $169,865, of which $52,861 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through October 31, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After October 31, 2009, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

4. INCOME TAXES

At December 31, 2008, the cost of investments for book and income tax purposes was the same.


                             Semiannual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which has subsequently been extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the Fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund without regard to any expense limitation currently in effect for the Fund. The fees are amortized over the term of the Program and are reflected in the Fund's Statement of Operations. The U.S. Department of the Treasury may extend the Program at its discretion, through September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.


                             14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2008  ---------------------------------------------------------------
                                                  (UNAUDITED)        2008         2007          2006         2005         2004
                                               -----------------  ----------   ----------    ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ........    $     1.00       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                 ----------       ----------   ----------    ----------   ----------   ----------
Income from investment operations:
   Net investment income ....................         0.009            0.040        0.052         0.041        0.020        0.009
   Net realized and unrealized gains
      (losses) ..............................            --(a)            --           --(a)         --           --           --
                                                 ----------       ----------   ----------    ----------   ----------   ----------
Less distributions from net investment
   income ...................................        (0.009)          (0.040)      (0.052)       (0.041)      (0.020)      (0.009)
                                                 ----------       ----------   ----------    ----------   ----------   ----------
Net asset value, end of period ..............    $     1.00       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                 ==========       ==========   ==========    ==========   ==========   ==========
Total return(b) .............................          0.95%            4.10%        5.28%         4.15%        2.06%        0.94%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses before waiver and payments
   by affiliates ............................          0.16%            0.16%        0.15%         0.16%        0.16%        0.16%
Expenses net of waiver and payments by
   affiliates(d) ............................          0.16%            0.16%        0.15%         0.16%        0.16%        0.15%
Net investment income .......................          1.84%            4.02%        5.17%         4.09%        2.04%        0.93%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........    $9,156,824       $7,028,194   $6,580,101    $4,993,739   $5,676,479   $5,505,394

(a)  Amount rounds to less than $0.001 per share.

(b)  Total return is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                        PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                          AMOUNT(a)        VALUE
    -----------------------------------------------------------------------------------------------   ------------   --------------
    INVESTMENTS 96.1%
    CERTIFICATES OF DEPOSIT 9.3%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.80%, 2/11/09...................  $ 50,000,000   $   50,000,000
    Bank of Montreal, Chicago Branch, 0.11%, 2/03/09................................................   100,000,000      100,001,833
    Bank of Nova Scotia, Houston Branch, 0.25%, 2/03/09.............................................   100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 1.00% - 1.15%, 1/07/09 - 2/09/09...........................   100,000,000      100,000,000
    Banque Nationale De Paris, New York Branch, 1.71%, 1/05/09......................................    50,000,000       50,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.03%, 1/08/09.................................   100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.97%, 2/06/09.................................    50,000,000       50,000,000
    Chase Bank USA NA, Delaware Branch, 1.50%, 2/12/09..............................................   100,000,000      100,000,000
    The Toronto-Dominion Bank, New York Branch, 1.00%, 1/07/09 - 3/10/09............................   100,000,000      100,000,000
    Westpac Banking Corp., New York Branch, 1.20%, 3/11/09 - 3/16/09................................   100,000,000      100,003,961
                                                                                                                     --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $850,005,794)...............................................                    850,005,794
                                                                                                                     --------------
(b) COMMERCIAL PAPER 40.8%
    Australia and New Zealand Banking Group Ltd., 4/03/09...........................................    50,000,000       49,810,889
    BP Capital Markets PLC, 1/09/09 - 3/17/09.......................................................   155,377,000      155,137,777
    Chevron Texaco Corp., 1/15/09 - 1/16/09.........................................................   109,500,000      109,457,300
    Chevron Texaco Corp., 2/04/09...................................................................   100,000,000       99,891,389
    Coca-Cola Co., 1/07/09..........................................................................    50,000,000       49,985,833
    Coca-Cola Co., 1/08/09..........................................................................   148,245,000      148,194,555
    Colgate-Palmolive Co., 1/22/09..................................................................    35,800,000       35,798,329
    Commonwealth Bank of Australia, 2/10/09 - 3/16/09...............................................    99,500,000       99,307,350
(c) Eli Lilly & Co., 144A, 1/12/09..................................................................   100,000,000       99,957,222
    Export Development Canada, 4/02/09..............................................................   119,500,000      119,077,102
    Export Development Canada, 1/20/09 - 5/11/09....................................................   129,500,000      129,112,147
    General Electric Capital Corp., 3/06/09.........................................................   275,000,000      273,533,333
    Government of Canada, 4/07/09 (Canada)..........................................................   100,000,000       99,640,000
    Government of Canada, 5/14/09 (Canada)..........................................................   100,000,000       99,371,944
    Government of Canada, 5/26/09 (Canada)..........................................................   150,000,000      149,123,958
    Government of Canada, 1/12/09 - 6/03/09 (Canada)................................................    90,000,000       89,723,139
    Johnson & Johnson, 1/30/09......................................................................   171,000,000      170,807,150
    Merck & Co. Inc., 1/06/09.......................................................................   162,600,000      162,560,479
    Nestle Capital Corp., 1/05/09...................................................................   196,500,000      196,499,782
    Nestle Capital Corp., 1/26/09...................................................................   100,000,000       99,996,528
    PepsiCo Inc., 1/15/09...........................................................................   100,000,000       99,994,167
    Pfizer Inc., 3/09/09 - 3/16/09..................................................................   100,000,000       99,755,695
    Procter & Gamble Co., 1/20/09...................................................................    50,000,000       49,971,500
    Proctor & Gamble International Funding, 1/13/09.................................................    50,000,000       49,980,833
    Proctor & Gamble International Funding, 1/26/09.................................................   100,000,000       99,875,000
    Province of British Columbia, 1/20/09 - 4/30/09 (Canada)........................................   194,900,000      194,277,065
    Province of Ontario, 2/12/09 (Canada)...........................................................    99,500,000       99,356,057
    Province of Ontario, 2/13/09 (Canada)...........................................................   100,000,000       99,851,889
    Shell International Finance, 4/01/09............................................................   100,000,000       99,512,500
    Total Fina ELF Capital, 1/05/09.................................................................   146,200,000      146,181,108
    Toyota Motor Credit Corp., 2/09/09..............................................................   250,000,000      249,282,292
    United Parcel Service of America Inc., 1/06/09..................................................    10,000,000        9,999,986
                                                                                                                     --------------
    TOTAL COMMERCIAL PAPER (COST $3,735,024,298)....................................................                  3,735,024,298
                                                                                                                     --------------


                             16 | Semiannual Report

The Money Market Portfolios

                                                                                                        PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                          AMOUNT(a)        VALUE
    -----------------------------------------------------------------------------------------------   ------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 25.0%
(b) FHLB, 1/02/09 - 2/09/09........................................................................   $ 56,700,000   $   56,699,782
    FHLB, 2.50% - 3.25%, 1/14/09 - 3/17/09.........................................................    138,285,000      138,290,707
(b) FHLB, 4/02/09..................................................................................    100,000,000       99,292,222
(b) FHLB, 6/24/09..................................................................................    105,791,000      105,545,565
(b) FHLB, 6/25/09..................................................................................    100,000,000       99,766,667
(b) FHLMC, 3/13/09.................................................................................    150,000,000      149,940,833
(b) FHLMC, 1/05/09 - 6/17/09.......................................................................    318,200,000      317,833,624
(b) FNMA, 3/09/09..................................................................................    100,000,000       99,502,153
(b) FNMA, 2/17/09 - 5/11/09........................................................................    330,299,000      329,166,733
(b) International Bank for Reconstruction & Development, 1/06/09 (Supranational)(d)................     81,400,000       81,385,868
(b) U.S. Treasury Bill, 1/22/09....................................................................    320,000,000      319,998,133
(b) U.S. Treasury Bill, 1/29/09....................................................................     45,000,000       44,999,650
(b) U.S. Treasury Bill, 6/04/09....................................................................    100,000,000       99,515,542
(b) U.S. Treasury Bill, 7/02/09....................................................................    150,000,000      149,162,042
(b) U.S. Treasury Bill, 9/15/09....................................................................    200,000,000      199,386,055
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,290,485,576)..............................                   2,290,485,576
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,875,515,668)...........................                   6,875,515,668
                                                                                                                     --------------
(e) REPURCHASE AGREEMENTS 21.0%
    Banc of America Securities LLC, 0.01%, 1/02/09 (Maturity Value $863,000,479)
       Collateralized by U.S. Treasury Notes, 4.50% - 4.75%, 2/28/09 - 5/15/36; and
          U.S. Government Agency Securities, 3.85% - 6.38%, 6/15/09 - 1/13/23......................    863,000,000      863,000,000
    Barclays Capital Inc., 0.03%, 1/02/09 (Maturity Value $200,000,333)
       Collateralized by U.S. Government Agency Securities, 4.12% - 5.50%,
          8/20/12 - 5/06/13........................................................................    200,000,000      200,000,000
    Deutsche Bank Securities Inc., 0.02%, 1/02/09 (Maturity Value $170,000,189)
       Collateralized by U.S. Treasury Notes, 4.25%, 1/15/10.......................................    170,000,000      170,000,000
    HSBC Securities (USA) Inc., 0.03%, 1/02/09 (Maturity Value $694,001,157)
       Collateralized by U.S. Government Agency Securities, 3.25% - 7.25%, 1/15/10 - 7/15/37;
          U.S. Treasury Bills, 3.375%, 4/15/32; and U.S. Treasury Notes, 2.375%, 4/15/11...........    694,000,000      694,000,000
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,927,000,000)..............................................                   1,927,000,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $8,802,515,668) 96.1%..................................................                   8,802,515,668
    OTHER ASSETS, LESS LIABILITIES 3.9%............................................................                     354,308,525
                                                                                                                     --------------
    NET ASSETS 100.0%..............................................................................                  $9,156,824,193
                                                                                                                     ==============

See Abbreviations on page 24.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2008, the value of this security was $99,957,222, representing 1.09% of net assets.

(d) A supranational organization is an entity formed by two or more central governments through international treaties.

(e)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

                                                                   THE
                                                               MONEY MARKET
                                                                PORTFOLIO
                                                             ---------------
Assets:
   Investments in securities, at amortized cost ..........   $6,875,515,668
   Repurchase agreements, at value and cost ..............    1,927,000,000
                                                             --------------
         Total investments ...............................   $8,802,515,668
   Cash ..................................................      353,771,481
   Interest receivable ...................................        1,803,618
                                                             --------------
         Total assets ....................................    9,158,090,767
                                                             --------------
Liabilities:
   Payables:
      Affiliates .........................................        1,182,958
      Distributions to shareholders ......................            7,782
   Accrued expenses and other liabilities ................           75,834
                                                             --------------
         Total liabilities ...............................        1,266,574
                                                             --------------
            Net assets, at value .........................   $9,156,824,193
                                                             --------------
Net assets consist of:
   Paid-in capital .......................................   $9,160,079,148
   Accumulated net realized gain (loss) ..................       (3,254,955)
                                                             --------------
            Net assets, at value .........................   $9,156,824,193
                                                             ==============
Shares outstanding .......................................    9,160,079,148
                                                             ==============
Net asset value per share ................................   $         1.00
                                                             ==============

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2008 (unaudited)

                                                                 THE
                                                             MONEY MARKET
                                                               PORTFOLIO
                                                             ------------
Investment income:
   Interest ..............................................   $85,120,398
                                                             -----------
Expenses:
   Management fees (Note 3a) .............................     6,389,560
   Custodian fees (Note 4) ...............................        68,589
   Reports to shareholders ...............................         4,144
   Professional fees .....................................        47,983
   Other .................................................        97,241
                                                             -----------
      Total expenses .....................................     6,607,517
      Expense reductions (Note 4) ........................          (166)
                                                             -----------
            Net expenses .................................     6,607,351
                                                             -----------
               Net investment income .....................    78,513,047
                                                             -----------
Net realized gain (loss) from investments ................    (3,235,486)
                                                             -----------
Net increase (decrease) in net assets resulting from
   operations ............................................   $75,277,561
                                                             ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 THE MONEY MARKET PORTFOLIO
                                                             ----------------------------------
                                                              SIX MONTHS ENDED
                                                             DECEMBER 31, 2008     YEAR ENDED
                                                                (UNAUDITED)       JUNE 30, 2008
                                                             -----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............................    $   78,513,047     $  271,686,303
      Net realized gain (loss) from investments ..........        (3,235,486)                --
                                                              --------------     --------------
         Net increase (decrease) in net assets
            resulting from operations ....................        75,277,561        271,686,303
                                                              --------------     --------------
   Distributions to shareholders from net investment
      income .............................................       (78,513,047)      (271,686,303)
   Capital share transactions (Note 2) ...................     2,131,865,489        448,092,878
                                                              --------------     --------------
         Net increase (decrease) in net assets ...........     2,128,630,003        448,092,878
Net assets (there is no undistributed net investment
   income at beginning or end of period):
   Beginning of period ...................................     7,028,194,190      6,580,101,312
                                                              --------------     --------------
   End of period .........................................    $9,156,824,193     $7,028,194,190
                                                              ==============     ==============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2008. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of


                             Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                     SIX MONTHS ENDED      YEAR ENDED
                                                    DECEMBER 31, 2008    JUNE 30, 2008
                                                    -----------------   ---------------
Shares sold .....................................    $ 8,536,262,263    $ 8,390,404,437
Shares issued in reinvestment of distributions ..         78,513,607        271,685,448
Shares redeemed .................................     (6,482,910,381)    (8,213,997,007)
                                                     ---------------    ---------------
Net increase (decrease) .........................    $ 2,131,865,489    $   448,092,878
                                                     ===============    ===============


                             22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2008, the shares of the Portfolio were owned by the following entities:

                                                                                    PERCENTAGE OF
                                                                    SHARES       OUTSTANDING SHARES
                                                                 -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio .......   5,241,160,726         57.22%
Franklin Money Fund ..........................................   3,146,219,228         34.35%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund .............................     610,928,822          6.67%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..     161,770,372          1.76%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the Portfolio had tax basis capital losses of $19,469 expiring in 2016.

At December 31, 2008, the cost of investments for book and income tax purposes was the same.


                             Semiannual Report | 23

The Money Market Portfolios

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2008, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association


                             24 | Semiannual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 25

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

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

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

(FRANKLIN TEMPLETON INVESTMENT(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

SEMIANNUAL REPORT

FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES
(800) 342-5236
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2008 02/09

                                   (GRAPHIC)

DECEMBER 31, 2008

Money Market Portfolio

                               SEMIANNUAL REPORT

                          INSTITUTIONAL FIDUCIARY TRUST

                   (FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

Contents

SEMIANNUAL REPORT

IFT Money Market Portfolio ................................................    1
Performance Summary .......................................................    3
Your Fund's Expenses ......................................................    4
Financial Highlights and Statement of Investments .........................    6
Financial Statements ......................................................    8
Notes to Financial Statements .............................................   11
The Money Market Portfolios ...............................................   15
Shareholder Information ...................................................   25

Semiannual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholder's capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2008.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day annualized yield fell from 2.17% on June 30, 2008, to 0.55% on December 31, 2008.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, economic conditions deteriorated. The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                              Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/08

                                            % OF TOTAL
                                            NET ASSETS
                                            ----------
Commercial Paper                               40.8%
U.S. Government & Agency Securities            25.0%
Repurchase Agreements                          21.0%
Certificates of Deposit                         9.3%
Short-Term Investments & Other Net Assets       3.9%

The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue-chip banks and financial institutions roiled equity markets. Despite government interventions and massive emergency funding, the nation's economic troubles were exacerbated as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices continued to fall. Jobless claims mounted and the unemployment rate rose to 7.2% by period-end.(1) Economic growth, as measured by gross domestic product (GDP), fell in the third and fourth quarters at annualized rates of 0.5% and an estimated 3.8%, reflecting a broad-based contraction in consumer spending, falling corporate profits and slowing export growth.

Oil prices soared to a record high in July, rising above $145 per barrel, before dramatically retreating to $45 by period-end. Many other commodities such as agricultural products and precious and base metals followed similar trends. Partially as a result of the steep price corrections, inflation declined significantly late in the review period, and December's inflation rate was an annualized 0.1%.(1) Core inflation, which excludes food and energy costs, rose at a 1.8% annual rate; this level was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.7%.(2)

A slowing economy and decelerating inflation prompted policymakers to further lower interest rates and enact stimulus plans. During the six months under review, the Fed lowered the federal funds target rate to a range of 0% to 0.25% from 2.00% at the start of the reporting period. The Fed and U.S. Treasury Department also introduced new programs such as the Primary Dealer Credit Facility (PDCF) and the Troubled Asset Relief Program (TARP), which were intended to stimulate market liquidity.

Volatility remained high throughout the reporting period but intensified in September as stocks fluctuated wildly, Treasury prices soared and yields across the maturity spectrum plummeted. Investors drove the yield on the three-month Treasury bill to a multi-decade low, and LIBOR (London InterBank Offered Rate) rates, which banks charge one another for loans, jumped to record highs. Fixed income spreads were generally wide relative to Treasury yields over the period due to heightened market turbulence and risk aversion. The yield curve steepened and the spread between the two-year Treasury yield and the 10-year Treasury yield increased to 149 basis points (100 basis points equal one percentage point) at the end of December from 136 basis points at the beginning of the

(1.) Source: Bureau of Labor Statistics.

(2.) Source: Bureau of Economic Analysis.


                              2 | Semiannual Report
reporting period. The two-year Treasury bill yield fell from 2.63% to 0.76% over the six-month period. Over the same period, the 10-year U.S. Treasury note yield fell from 3.99% to 2.25%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2008, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) These do not indicate ratings of the Fund.

PERFORMANCE SUMMARY
SYMBOL: INFXX
12/31/08

Seven-day annualized yield         0.55%
Total annual operating expenses*   0.39%

* Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized yield is for the seven-day period ended 12/31/08. The Fund's average weighted maturity was 49 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.


                              Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/08     VALUE 12/31/08   PERIOD* 7/1/08-12/31/08
                                           -----------------   --------------   -----------------------
Actual                                           $1,000           $1,008.30              $1.97
Hypothetical (5% return before expenses)         $1,000           $1,023.24              $1.99

* Expenses are calculated using the most recent six-month annualized expense ratio of 0.39%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                      SIX MONTHS
                                                         ENDED
                                                     DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                         2008      ---------------------------------------------------------------
                                                      (UNAUDITED)      2008         2007         2006         2005         2004
                                                     ------------  -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations - net
   investment income ..............................        0.008         0.038        0.050        0.039        0.018        0.007
Less distributions from net investment income .....       (0.008)       (0.038)      (0.050)      (0.039)      (0.018)      (0.007)
                                                      ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ....................   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ----------    ----------   ----------   ----------   ----------   ----------
Total return(a) ...................................         0.83%         3.89%        5.07%        3.94%        1.85%        0.74%
RATIOS TO AVERAGE NET ASSETS(b)
Expenses before waiver and payments by
   affiliates(c) ..................................         0.39%         0.37%        0.36%        0.37%        0.37%        0.37%
Expenses net of waiver and payments by
   affiliates(c) ..................................         0.39%         0.37%        0.36%        0.37%        0.37%        0.35%
Net investment income .............................         1.63%         3.86%        4.96%        3.88%        1.83%        0.73%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $5,332,011    $4,174,060   $4,543,430   $3,005,324   $3,931,546   $3,526,923

(a)  Total return is not annualized for periods less than one year.

(b)  Ratios are annualized for periods less than one year.

(c) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                             6 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

    MONEY MARKET PORTFOLIO                         SHARES            VALUE
    ----------------------                     --------------   --------------
    MUTUAL FUNDS (COST $5,241,160,726) 98.3%
(a) The Money Market Portfolio, 0.81% ......    5,241,160,726   $5,241,160,726
    OTHER ASSETS, LESS LIABILITIES 1.7% ....                        90,849,825
                                                                --------------
    NET ASSETS 100.0% ......................                    $5,332,010,551
                                                                ==============

(a)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                     --------------
Assets:
   Investment in Portfolio, at value and cost ....   $5,241,160,726
   Receivables from capital shares sold ..........      160,440,860
   Prepaid expense (Note 5) ......................          802,722
                                                     --------------
         Total assets ............................    5,402,404,308
                                                     --------------
Liabilities:
   Payables:
      Capital shares redeemed ....................       68,927,512
      Affiliates .................................          911,515
      Distributions to shareholders ..............          548,103
   Accrued expenses and other liabilities ........            6,627
                                                     --------------
         Total liabilities .......................       70,393,757
                                                     --------------
            Net assets, at value .................   $5,332,010,551
                                                     ==============
Net assets consist of paid-in capital ............   $5,332,010,551
                                                     ==============
Shares outstanding ...............................    5,332,010,551
                                                     ==============
Net asset value per share ........................   $         1.00
                                                     ==============


   The accompanying notes are an integral part of these financial statements.


                             8 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2008 (unaudited)

                                                     MONEY MARKET
                                                       PORTFOLIO
                                                     ------------
Investment income:
   Dividends from Portfolio ......................   $47,153,366
                                                     -----------
Expenses:
   Administrative fees (Note 3a) .................     5,053,939
   Unaffiliated transfer agent fees ..............           942
   Reports to shareholders .......................         7,999
   Registration and filing fees ..................        27,511
   Professional fees .............................        39,595
   Trustees' fees and expenses ...................        39,757
   Temporary Guarantee Program fee (Note 5) ......       680,083
   Other .........................................        55,866
                                                     -----------
      Total expenses .............................     5,905,692
                                                     -----------
         Net investment income ...................    41,247,674
                                                     -----------
Net increase (decrease) in net assets resulting
   from operations ...............................   $41,247,674
                                                     ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                            MONEY MARKET PORTFOLIO
                                                     -----------------------------------
                                                      SIX MONTHS ENDED
                                                     DECEMBER 31, 2008      YEAR ENDED
                                                        (UNAUDITED)       JUNE 30, 2008
                                                     -----------------   ---------------
Increase (decrease) in net assets:
   Net investment income from operations .........     $   41,247,674     $  155,381,317
   Distributions to shareholders from net
      investment income ..........................        (41,247,674)      (155,381,317)
   Capital share transactions (Note 2) ...........      1,157,950,833       (369,370,048)
                                                       --------------     --------------
      Net increase (decrease) in net assets ......      1,157,950,833       (369,370,048)
Net assets (there is no undistributed net
   investment income at beginning or end of
   period):
   Beginning of period ...........................      4,174,059,718      4,543,429,766
                                                       --------------     --------------
   End of period .................................     $5,332,010,551     $4,174,059,718
                                                       ==============     ==============

   The accompanying notes are an integral part of these financial statements.


                             10 | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Institutional Fiduciary Trust Money Market Portfolio (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2008, investment companies managed by Advisers or its affiliates owned 5,305,471,644 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At December 31, 2008, the Fund owned 57.22% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are


                             Semiannual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                         SIX MONTHS ENDED      YEAR ENDED
                                                        DECEMBER 31, 2008     JUNE 30, 2008
                                                        -----------------   ----------------
Shares sold .........................................    $17,075,004,741    $ 24,337,138,875
Shares issued in reinvestment of distributions ......         32,279,715         111,809,838
Shares redeemed .....................................    (15,949,333,623)    (24,818,318,761)
                                                         ---------------    ----------------
Net increase (decrease) .............................    $ 1,157,950,833    $   (369,370,048)
                                                         ===============    ================


                             12 | Semiannual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2008, the cost of investments for book and income tax purposes was the same.

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which has subsequently been extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the Fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees are amortized over the term of the Program and are reflected in the Fund's Statement of Operations. The U.S. Department of the Treasury may extend the Program at its discretion, through September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate.


                             Semiannual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.


                             14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                              SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                             DECEMBER 31, 2008   ---------------------------------------------------------------
                                                (UNAUDITED)         2008         2007          2006         2005         2004
                                             -----------------   ----------   ----------    ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .....      $     1.00       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                ----------       ----------   ----------    ----------   ----------   ----------
Income from investment operations:
   Net investment income .................           0.009            0.040        0.052         0.041        0.020        0.009
   Net realized and unrealized gains
      (losses) ...........................              --(a)            --           --(a)         --           --           --
                                                ----------       ----------   ----------    ----------   ----------   ----------
Less distributions from net investment
   income ................................          (0.009)          (0.040)      (0.052)       (0.041)      (0.020)      (0.009)
                                                ----------       ----------   ----------    ----------   ----------   ----------
Net asset value, end of period ...........      $     1.00       $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                ==========       ==========   ==========    ==========   ==========   ==========
Total return(b) ..........................            0.95%            4.10%        5.28%         4.15%        2.06%        0.94%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses before waiver and payments
   by affiliates .........................            0.16%            0.16%        0.15%         0.16%        0.16%        0.16%
Expenses net of waiver and payments by
   affiliates(d) .........................            0.16%            0.16%        0.15%         0.16%        0.16%        0.15%
Net investment income ....................            1.84%            4.02%        5.17%         4.09%        2.04%        0.93%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........      $9,156,824       $7,028,194   $6,580,101    $4,993,739   $5,676,479   $5,505,394

(a)  Amount rounds to less than $0.001 per share.

(b)  Total return is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                  PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                    AMOUNT(a)         VALUE
    --------------------------                                                                  ------------   --------------
    INVESTMENTS 96.1%
    CERTIFICATES OF DEPOSIT 9.3%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.80%, 2/11/09 ...........   $ 50,000,000   $   50,000,000
    Bank of Montreal, Chicago Branch, 0.11%, 2/03/09 ........................................    100,000,000      100,001,833
    Bank of Nova Scotia, Houston Branch, 0.25%, 2/03/09 .....................................    100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 1.00% - 1.15%, 1/07/09 - 2/09/09 ...................    100,000,000      100,000,000
    Banque Nationale De Paris, New York Branch, 1.71%, 1/05/09 ..............................     50,000,000       50,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.03%, 1/08/09 .........................    100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.97%, 2/06/09 .........................     50,000,000       50,000,000
    Chase Bank USA NA, Delaware Branch, 1.50%, 2/12/09 ......................................    100,000,000      100,000,000
    The Toronto-Dominion Bank, New York Branch, 1.00%, 1/07/09 - 3/10/09 ....................    100,000,000      100,000,000
    Westpac Banking Corp., New York Branch, 1.20%, 3/11/09 - 3/16/09 ........................    100,000,000      100,003,961
                                                                                                               --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $850,005,794) .......................................                     850,005,794
                                                                                                               --------------
(b) COMMERCIAL PAPER 40.8%
    Australia and New Zealand Banking Group Ltd., 4/03/09 ...................................     50,000,000       49,810,889
    BP Capital Markets PLC, 1/09/09 - 3/17/09 ...............................................    155,377,000      155,137,777
    Chevron Texaco Corp., 1/15/09 - 1/16/09 .................................................    109,500,000      109,457,300
    Chevron Texaco Corp., 2/04/09 ...........................................................    100,000,000       99,891,389
    Coca-Cola Co., 1/07/09 ..................................................................     50,000,000       49,985,833
    Coca-Cola Co., 1/08/09 ..................................................................    148,245,000      148,194,555
    Colgate-Palmolive Co., 1/22/09 ..........................................................     35,800,000       35,798,329
    Commonwealth Bank of Australia, 2/10/09 - 3/16/09 .......................................     99,500,000       99,307,350
(c) Eli Lilly & Co., 144A, 1/12/09 ..........................................................    100,000,000       99,957,222
    Export Development Canada, 4/02/09 ......................................................    119,500,000      119,077,102
    Export Development Canada, 1/20/09 - 5/11/09 ............................................    129,500,000      129,112,147
    General Electric Capital Corp., 3/06/09 .................................................    275,000,000      273,533,333
    Government of Canada, 4/07/09 (Canada) ..................................................    100,000,000       99,640,000
    Government of Canada, 5/14/09 (Canada) ..................................................    100,000,000       99,371,944
    Government of Canada, 5/26/09 (Canada) ..................................................    150,000,000      149,123,958
    Government of Canada, 1/12/09 - 6/03/09 (Canada) ........................................     90,000,000       89,723,139
    Johnson & Johnson, 1/30/09 ..............................................................    171,000,000      170,807,150
    Merck & Co. Inc., 1/06/09 ...............................................................    162,600,000      162,560,479
    Nestle Capital Corp., 1/05/09 ...........................................................    196,500,000      196,499,782
    Nestle Capital Corp., 1/26/09 ...........................................................    100,000,000       99,996,528
    PepsiCo Inc., 1/15/09 ...................................................................    100,000,000       99,994,167
    Pfizer Inc., 3/09/09 - 3/16/09 ..........................................................    100,000,000       99,755,695
    Procter & Gamble Co., 1/20/09 ...........................................................     50,000,000       49,971,500
    Proctor & Gamble International Funding, 1/13/09 .........................................     50,000,000       49,980,833
    Proctor & Gamble International Funding, 1/26/09 .........................................    100,000,000       99,875,000
    Province of British Columbia, 1/20/09 - 4/30/09 (Canada) ................................    194,900,000      194,277,065
    Province of Ontario, 2/12/09 (Canada) ...................................................     99,500,000       99,356,057
    Province of Ontario, 2/13/09 (Canada) ...................................................    100,000,000       99,851,889
    Shell International Finance, 4/01/09 ....................................................    100,000,000       99,512,500
    Total Fina ELF Capital, 1/05/09 .........................................................    146,200,000      146,181,108
    Toyota Motor Credit Corp., 2/09/09 ......................................................    250,000,000      249,282,292
    United Parcel Service of America Inc., 1/06/09 ..........................................     10,000,000        9,999,986
                                                                                                               --------------
    TOTAL COMMERCIAL PAPER (COST $3,735,024,298) ............................................                   3,735,024,298
                                                                                                               --------------


                             16 | Semiannual Report

The Money Market Portfolios

                                                                                                  PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                                    AMOUNT(a)        VALUE
    --------------------------                                                                  ------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 25.0%
(b) FHLB, 1/02/09 - 2/09/09 .................................................................   $ 56,700,000   $   56,699,782
    FHLB, 2.50% - 3.25%, 1/14/09 - 3/17/09 ..................................................    138,285,000      138,290,707
(b) FHLB, 4/02/09 ...........................................................................    100,000,000       99,292,222
(b) FHLB, 6/24/09 ...........................................................................    105,791,000      105,545,565
(b) FHLB, 6/25/09 ...........................................................................    100,000,000       99,766,667
(b) FHLMC, 3/13/09 ..........................................................................    150,000,000      149,940,833
(b) FHLMC, 1/05/09 - 6/17/09 ................................................................    318,200,000      317,833,624
(b) FNMA, 3/09/09 ...........................................................................    100,000,000       99,502,153
(b) FNMA, 2/17/09 - 5/11/09 .................................................................    330,299,000      329,166,733
(b) International Bank for Reconstruction & Development, 1/06/09 (Supranational)(d) .........     81,400,000       81,385,868
(b) U.S. Treasury Bill, 1/22/09 .............................................................    320,000,000      319,998,133
(b) U.S. Treasury Bill, 1/29/09 .............................................................     45,000,000       44,999,650
(b) U.S. Treasury Bill, 6/04/09 .............................................................    100,000,000       99,515,542
(b) U.S. Treasury Bill, 7/02/09 .............................................................    150,000,000      149,162,042
(b) U.S. Treasury Bill, 9/15/09 .............................................................    200,000,000      199,386,055
                                                                                                               --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,290,485,576) .......................                   2,290,485,576
                                                                                                               --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,875,515,668) ....................                   6,875,515,668
                                                                                                               --------------
(e) REPURCHASE AGREEMENTS 21.0%
    Banc of America Securities LLC, 0.01%, 1/02/09 (Maturity Value $863,000,479)
       Collateralized by U.S. Treasury Notes, 4.50% - 4.75%, 2/28/09 - 5/15/36; and
       U.S. Government Agency Securities, 3.85% - 6.38%, 6/15/09 - 1/13/23 ..................    863,000,000      863,000,000
    Barclays Capital Inc., 0.03%, 1/02/09 (Maturity Value $200,000,333)
       Collateralized by U.S. Government Agency Securities, 4.12% - 5.50%,
       8/20/12 - 5/06/13 ....................................................................    200,000,000      200,000,000
    Deutsche Bank Securities Inc., 0.02%, 1/02/09 (Maturity Value $170,000,189)
       Collateralized by U.S. Treasury Notes, 4.25%, 1/15/10 ................................    170,000,000      170,000,000
    HSBC Securities (USA) Inc., 0.03%, 1/02/09 (Maturity Value $694,001,157)
       Collateralized by U.S. Government Agency Securities, 3.25% - 7.25%, 1/15/10 - 7/15/37;
       U.S. Treasury Bills, 3.375%, 4/15/32; and U.S. Treasury Notes, 2.375%, 4/15/11 .......    694,000,000      694,000,000
                                                                                                               --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,927,000,000) .......................................                   1,927,000,000
                                                                                                               ==============
    TOTAL INVESTMENTS (COST $8,802,515,668) 96.1% ...........................................                   8,802,515,668
    OTHER ASSETS, LESS LIABILITIES 3.9% .....................................................                     354,308,525
                                                                                                               --------------
    NET ASSETS 100.0% .......................................................................                  $9,156,824,193
                                                                                                               ==============

See Abbreviations on page 24.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2008, the value of this security was $99,957,222, representing 1.09% of net assets.

(d) A supranational organization is an entity formed by two or more central governments through international treaties.

(e)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (unaudited)

                                                           THE
                                                      MONEY MARKET
                                                        PORTFOLIO
                                                     --------------
Assets:
   Investments in securities, at amortized cost ..   $6,875,515,668
   Repurchase agreements, at value and cost ......    1,927,000,000
                                                     --------------
         Total investments .......................   $8,802,515,668
   Cash ..........................................      353,771,481
   Interest receivable ...........................        1,803,618
                                                     --------------
         Total assets ............................    9,158,090,767
                                                     ==============
Liabilities:
   Payables:
      Affiliates .................................        1,182,958
      Distributions to shareholders ..............            7,782
   Accrued expenses and other liabilities ........           75,834
                                                     --------------
         Total liabilities .......................        1,266,574
                                                     ==============
            Net assets, at value .................   $9,156,824,193
                                                     --------------
Net assets consist of:
   Paid-in capital ...............................   $9,160,079,148
   Accumulated net realized gain (loss) ..........       (3,254,955)
                                                     --------------
            Net assets, at value .................   $9,156,824,193
                                                     ==============
Shares outstanding ...............................    9,160,079,148
                                                     ==============
Net asset value per share ........................   $         1.00
                                                     ==============

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2008 (unaudited)

                                                          THE
                                                     MONEY MARKET
                                                       PORTFOLIO
                                                     ------------
Investment income:
   Interest ......................................    $85,120,398
                                                      -----------
Expenses:
   Management fees (Note 3a) .....................      6,389,560
   Custodian fees (Note 4) .......................         68,589
   Reports to shareholders .......................          4,144
   Professional fees .............................         47,983
   Other .........................................         97,241
                                                      -----------
      Total expenses .............................      6,607,517
      Expense reductions (Note 4) ................           (166)
                                                      -----------
         Net expenses ............................      6,607,351
                                                      -----------
            Net investment income ................     78,513,047
                                                      -----------
Net realized gain (loss) from investments ........     (3,235,486)
                                                      -----------
Net increase (decrease) in net assets resulting
   from operations ...............................    $75,277,561
                                                      ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                         THE MONEY MARKET PORTFOLIO
                                                     ----------------------------------
                                                      SIX MONTHS ENDED
                                                     DECEMBER 31, 2008     YEAR ENDED
                                                        (UNAUDITED)       JUNE 30, 2008
                                                     -----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ......................    $   78,513,047     $  271,686,303
      Net realized gain (loss) from investments ..        (3,235,486)                --
                                                      --------------     --------------
         Net increase (decrease) in net assets
            resulting from operations ............        75,277,561        271,686,303
                                                      --------------     --------------
   Distributions to shareholders from net
      investment income ..........................       (78,513,047)      (271,686,303)
   Capital share transactions (Note 2) ...........     2,131,865,489        448,092,878
                                                      --------------     --------------
         Net increase (decrease) in net assets ...     2,128,630,003        448,092,878
Net assets (there is no undistributed net
   investment income at beginning or end of
   period):
   Beginning of period ...........................     7,028,194,190      6,580,101,312
                                                      --------------     --------------
   End of period .................................    $9,156,824,193     $7,028,194,190
                                                      ==============     ==============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2008. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of


                             Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2008    JUNE 30, 2008
                                                          -----------------   ---------------
Shares sold ...........................................    $ 8,536,262,263    $ 8,390,404,437
Shares issued in reinvestment of distributions ........         78,513,607        271,685,448
Shares redeemed .......................................     (6,482,910,381)    (8,213,997,007)
                                                           ---------------    ---------------
Net increase (decrease) ...............................    $ 2,131,865,489    $   448,092,878
                                                           ===============    ===============


                             22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2008, the shares of the Portfolio were owned by the following entities:

                                                                                              PERCENTAGE OF
                                                                               SHARES      OUTSTANDING SHARES
                                                                           -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio .................   5,241,160,726         57.22%
Franklin Money Fund ....................................................   3,146,219,228         34.35%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ....     610,928,822          6.67%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ............     161,770,372          1.76%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the Portfolio had tax basis capital losses of $19,469 expiring in 2016.

At December 31, 2008, the cost of investments for book and income tax purposes was the same.


                             Semiannual Report | 23

The Money Market Portfolios

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2008, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association


                             24 | Semiannual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 25

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

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

(FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

600 Fifth Avenue
New York, NY 10020

SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 S2008 02/09



     ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

     ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

     ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.    N/A

     ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.     N/A

     ITEM 6. SCHEDULE OF INVESTMENTS.    N/A

     ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.        N/A

     ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END  MANAGEMENT  INVESTMENT COMPANIES.
        N/A

     ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.      N/A

     ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY  HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

     ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

     ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009